Employee Future Benefits - Schedule of Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in value of plan assets
Balance, beginning of year	$ 3,123
Balance, end of year	3,551	$ 3,123
Long-term assets (Note 10)	63	27
Long-term liabilities (Note 17)	(832)	(741)
Defined Benefit Pension Plans
Change in benefit obligation
Balance, beginning of year	3,207	3,215
Service costs	77	84
Employee contributions	16	16
Interest costs	124	114
Benefits paid	(144)	(145)
Actuarial losses (gains)	439	(217)
Past service costs (credits)/plan amendments	1	(1)
Foreign currency translation	(88)	141
Balance, end of year	3,632	3,207
Change in value of plan assets
Balance, beginning of year	2,830	2,841
Actual return on plan assets	523	(93)
Benefits paid	(138)	(137)
Employee contributions	18	16
Employer contributions	53	79
Foreign currency translation	(78)	124
Balance, end of year	3,208	2,830
Funded status	(424)	(377)
Long-term assets (Note 10)	46	26
Current liabilities (Note 14)	(12)	(12)
Long-term liabilities (Note 17)	(458)	(391)
Net liabilities	(424)	(377)
Accumulated benefit obligation	3,352	2,936
OPEB Plans
Change in benefit obligation
Balance, beginning of year	655	665
Service costs	27	31
Employee contributions	2	2
Interest costs	25	23
Benefits paid	(27)	(26)
Actuarial losses (gains)	46	(69)
Past service costs (credits)/plan amendments	4	(3)
Foreign currency translation	(20)	32
Balance, end of year	712	655
Change in value of plan assets
Balance, beginning of year	293	277
Actual return on plan assets	62	(13)
Benefits paid	(27)	(26)
Employee contributions	2	2
Employer contributions	28	29
Foreign currency translation	(15)	24
Balance, end of year	343	293
Funded status	(369)	(362)
Long-term assets (Note 10)	17	1
Current liabilities (Note 14)	(12)	(13)
Long-term liabilities (Note 17)	(374)	(350)
Net liabilities	$ (369)	$ (362)